CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Narrative) (Details) - 1 months ended Dec. 31, 2016 - Unfavorable Regulatory Action FUST Contribution [Member]
R$ in Millions, $ in Millions
	BRL (R$)	USD ($)
Loss Contingencies [Line Items]
Additional tax assessment | $		$ 4.1
Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$	R$ 25.2